Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Federal and State Income Tax Benefit Between Current and Deferred Portions

Allocation of Federal and state income tax benefit between current and deferred portions is as follows (in thousands):

	Current	Deferred	Total
Year Ended December 31, 2016:
Federal	$33	$119	$152
State	—	25	25

Total income tax expense	$33	$144	$177

Year Ended December 31, 2015:
Federal	$(731)	$(1,260)	$(1,991)
State	(107)	(223)	$(330)

Total income tax benefit	$(838)	$(1,483)	$(2,321)

Summary of Differences Between Statutory Federal Income Tax Rate and Effective Tax Rate

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are as follows (dollars in thousands):

	Year Ended December 31,
	2016		2015
	Amount	%	Amount	%
Income taxes (benefit) at Federal statutory rate	$46	34.0%	$(1,547)	(34.0%)
Increase (decrease) in taxes resulting from:
State taxes, net of Federal tax benefit	17	12.7%	(218)	(4.8%)
Officer’s life insurance	(116)	(86.6%)	(747)	(16.4%)
Merger Costs	159	118.7%	118	2.6%
Other, net	71	53.3%	73	1.6%

Total	$177	132.1%	$(2,321)	(51.0%)

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	At December 31,
	2016	2015
Deferred tax assets:
Allowance for loan losses	$727	$879
Net operating loss carryforwards	3,566	4,029
Deferred compensation	868	858
Deferred loan fees	49	111
Alternative minimum tax credits	257	224
Accrued interest income	188	143
Fair Market Value adjustments	50	—
Unrealized loss on Securities AFS	625	66
Other	397	247

Deferred tax assets	6,727	6,557

Deferred tax liabilities:
Premises and equipment	(67)	(18)
Fair Market Value adjustments	—	(113)

Deferred tax liabilities	(67)	(131)

Net deferred tax asset	$6,660	$6,426

Schedule of Operating Loss Carryforwards, Years of Expiration	These carryforwards will begin to expire as follows:

Year	Amount
2034	$3,687
2035	5,542

$9,229